Fair Value Measurement - Schedule of Other Financial Assets Measured at Fair Value on a Recurring Basis (Details) - JPY (¥) ¥ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Financial Assets Measured at Fair Value on a Recurring Basis [Abstract]
Balance, beginning of period	¥ 46	¥ 39	¥ 39	¥ 40
Fair value recorded in connection with acquisition	100		21	10
Change in fair value	(3)	(3)	(4)	(11)
Balance, end of period	¥ 143	¥ 36	¥ 46	¥ 39